Segment information	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Segment information

33. Segment information

Effective April 1, 2023, the Company has reorganized its segments by merging ISRE segment as part of its APMEA SMU within IT Services segment.

The Company is now organized into the following operating segments: IT Services and IT Products.

IT Services: The IT Services segment primarily consists of IT services offerings to customers organized by four Strategic Market Units (“SMUs”) - Americas 1, Americas 2, Europe and Asia Pacific, Middle East and Africa (“APMEA”).

Americas 1 and Americas 2 are primarily organized by industry sector, while Europe and APMEA are organized by countries.

Americas 1 includes the entire business of Latin America (“LATAM”) and the following industry sectors in the United States of America: communications, media and information services, software and gaming, new age technology, consumer goods, healthcare, medical devices and life sciences, and technology products and services. Americas 2 includes the entire business in Canada and the following industry sectors in the United States of America: banking and financial services, energy, manufacturing and resources, capital markets and insurance, and hi-tech. Europe consists of the United Kingdom and Ireland, Switzerland, Germany, Northern Europe, and Southern Europe. APMEA consists of Australia and New Zealand, Southeast Asia, Japan, India, the Middle East, and Africa.

Revenue from each customer is attributed to the respective SMUs based on the location of the customer’s primary buying center of such services. With respect to certain strategic global customers, revenue may be generated from multiple countries based on such customer’s buying centers, but the total revenue related to these strategic global customers are attributed to a single SMU based on the geographical location of key decision makers.

Our IT Services segment provides a range of IT and IT enabled services which include digital strategy advisory, customer centric design, technology consulting, IT consulting, custom application design, development, re-engineering and maintenance, systems integration, package implementation, cloud and infrastructure services, business process services, cloud, mobility and analytics services, research and development and hardware and software design.

IT Products: The Company is a value-added reseller of security, packaged and SaaS software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to these items is reported as revenue from the sale of IT Products.

The Chief Executive Officer (“CEO”) and Managing Director of the Company has been identified as the Chief Operating Decision Maker as defined by IFRS 8, “Operating Segments”. The CEO of the Company evaluates the segments based on their revenue growth and operating income.

Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Information on reportable segments for the year ended March 31, 2023 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	261,270	₹	278,374	₹	256,845	₹	106,812	₹	903,301	₹	6,047	₹	-	₹	909,348
Segment result		51,555		59,690		37,667		10,681		159,593		(176)		(1,442)		157,975
Unallocated										(18,369)		-		-		(18,369)
Segment result total									₹	141,224	₹	(176)	₹	(1,442)	₹	139,606
Finance expense																(10,077)
Finance and other income																18,185
Share of net profit/(loss) of associate accounted for using the equity method																(57)
Profit before tax															₹	147,657
Income tax expense																(33,992)
Profit for the year															₹	113,665
Depreciation, amortization and impairment															₹	33,402

Information on reportable segments for the year ended March 31, 2024 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	268,230	₹	269,482	₹	253,927	₹	102,177	₹	893,816	₹	4,127	₹	-	₹	897,943
Segment result		59,364		59,163		33,354		12,619		164,500		(371)		(7,726)		156,403
Unallocated										(20,304)		-		-		(20,304)
Segment result total									₹	144,196	₹	(371)	₹	(7,726)	₹	136,099
Finance expense																(12,552)
Finance and other income																23,896
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																(233)
Profit before tax															₹	147,210
Income tax expense																(36,089)
Profit for the year															₹	111,121
Depreciation, amortization and impairment															₹	34,071

Information on reportable segments for the year ended March 31, 2025 is as follows:

	IT Services										IT Products		Reconciling Items		Total
	Americas 1		Americas 2		Europe		APMEA		Total
Revenue	₹	281,824	₹	271,972	₹	240,077	₹	94,351	₹	888,224	₹	2,692	₹	-	₹	890,916
Segment result		58,186		61,326		29,434		12,850		161,796		(173)		(195)		161,428
Unallocated										(10,157)		-		-		(10,157)
Segment result total									₹	151,639	₹	(173)	₹	(195)	₹	151,271
Finance expense																(14,770)
Finance and other income																38,202
Share of net profit/(loss) of associate and joint venture accounted for using the equity method																254
Profit before tax															₹	174,957
Income tax expense																(42,777)
Profit for the year															₹	132,180
Depreciation, amortization and impairment															₹	29,579

Revenues from India, being the Company’s country of domicile, were ₹ 25,115, ₹ 23,484 and ₹ 20,699 for years ended March 31, 2023, 2024 and 2025, respectively.

Revenues from the United States of America and United Kingdom contributed more than 10% of Company’s total revenues as per table below:

	Year ended March 31,
	2023		2024		2025
United States of America	₹	506,690	₹	512,740	₹	529,943
United Kingdom		113,023		108,613		95,241
	₹	619,713	₹	621,353	₹	625,184

No customer individually accounted for more than 10% of the revenues during the years ended March 31, 2023, 2024 and 2025.

Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.

Notes:

a)
“Reconciling Items” includes elimination of inter-segment transactions and other corporate activities.
b)
Revenue from sale of Company owned intellectual properties is reported as part of IT Services revenues.
c)
For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains/(losses), net” in revenues, which is reported as a part of operating profit in the consolidated statement of income.
d)
Restructuring cost of ₹ 1,355 and ₹ 6,814 is included under Reconciling items for the years ended March 31, 2023 and 2024, respectively.
e)
Reconciling Items for the year ended March 31, 2024, includes employee costs of ₹ 921 towards outgoing CEO and Managing Director.
f)
Effective April 1, 2023, amortization and impairment of intangibles assets arising from business combination and change in fair value of contingent consideration due to change in estimates is included under “Unallocated” within IT Services segment.

Accordingly, “Unallocated” within IT Services segment results is after recognition of the below:

	Year ended March 31,
	2023		2024		2025
Amortization and impairment expenses on intangible assets (Refer to Note 6)	₹	9,954	₹	11,756	₹	7,909
Change in fair value of contingent consideration (Refer to Note 19)		(1,671)		(1,300)		(169)

Segment results of IT Services segment for the year ended March 31, 2024 are after considering additional amortization due to change in estimate of useful life of the customer-related intangibles in an earlier Business combination. (Refer to Note 6)

g)
Segment results of IT Services segment are after recognition of share-based compensation expense ₹ 3,958, ₹ 5,590, and ₹ 5,542 for the years ended March 31, 2023, 2024 and 2025, respectively.
h)
Segment results of IT Services segment are after recognition of (gain)/loss on sale of property, plant and equipment of, ₹ (89), ₹ (2,072) and ₹ (606) for the years ended March 31, 2023, 2024 and 2025, respectively.
34.
The Indian Parliament has approved the Code on Social Security, 2020 which would impact the contributions by the Company towards Provident Fund and Gratuity. The Ministry of Labour and Employment has released draft rules for the Code on Social Security, 2020 on November 13, 2020, and has invited suggestions from stakeholders which are under active consideration by the Ministry. Based on an initial assessment by the Company and its Indian subsidiaries, the additional impact on Provident Fund contributions by the Company and its Indian subsidiaries is not expected to be material, whereas, the likely additional impact on Gratuity liability/contributions by the Company and its Indian subsidiaries could be material. The Company and its Indian subsidiaries will complete their evaluation once the subject rules are notified and will give appropriate impact in the financial statements in the period in which, the Code becomes effective and the related rules to determine the financial impact are published.

The accompanying notes form an integral part of these consolidated financial statements.